Note 18 - Non-cash Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Other Significant Noncash Transactions [Table Text Block]
	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Considerations payable in connection with acquisition of subsidiaries and additional interests in subsidiaries	34,310	—	—
Non-cash consideration in connection with acquisition of additional interests in a subsidiary (Note 3)	—	19,551	—
Consideration receivable in connection with disposal of brokerage business (Note 3)	—	—	46,582